STATUTORY RESERVES	12 Months Ended
Dec. 31, 2013
STATUTORY RESERVES
23.	STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association, Zhengtu Information, Zhengduo Information, Zhengju Information, Jujia Network, Zhuhai Zhengtu and Juhuo Network being foreign invested enterprises established in the PRC, are required to provide for certain non-distributable reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from after-tax profit as reported in its PRC statutory financial statements. Zhengtu Information, Zhengduo Information, Zhengju Information Jujia Network, Zhuhai Zhengtu and Juhuo Network are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of Zhengtu Information, Zhengduo Information, Zhengju Information, Jujia Network, Zhuhai Zhengtu and Juhuo Network. Appropriation to the staff welfare and bonus fund, if any, is charged to general and administrative expenses. There have not been any appropriations to the enterprise expansion fund and staff welfare and bonus fund for any of the periods stated herein.

In accordance with the PRC Company Laws, Giant Network, being a domestic company, must make appropriation from its after-tax profit as reported in its PRC statutory financial statements to non-distributable reserve funds, namely, the statutory surplus fund, statutory public welfare fund and discretionary surplus fund. Giant Network is required to allocate at least 10% of its after-tax profit to the statutory surplus fund until such fund has reached 50% of its registered capital. Appropriations to the statutory public welfare fund and the discretionary surplus fund are made at the discretion of Giant Network. There have not been any appropriations to the statutory public welfare fund and the discretionary surplus fund for any of the periods stated herein.

General reserve fund and statutory surplus fund are restricted to offset against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. Enterprise expansion fund is restricted to expansion of production and operation and increasing registered capital of the respective company. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, neither are they allowed for distribution except under liquidation.

As of December 31, 2013, Giant Network, Zhengtu Information, Zhengduo Information, Jujia Network, Juhuo Network, Zhengju Information and Zhuhai Zhengtu appropriated RMB5,000,000 (US$825,941), RMB11,588,745 (US$1,914,324), RMB15,399,300 (US$2,543,783), RMB2,500,000 (US$412,971), RMB2,000,000 (US$330,376), RMB14,500,000 (US$2,395,229) and RMB147,923 (US$24,436) to statutory surplus fund and general reserve fund, respectively.

The following amounts that are restricted from being distributed include paid-in capital and statutory reserve funds of the Company’s subsidiaries, Giant Network and its consolidated entities, as determined pursuant to the PRC generally accepted accounting principles, totaling an aggregate of RMB404,703,908 and RMB386,409,924 (US$63,830,372) as of December 31, 2012 and 2013, respectively.